Following is the Semi-Annual Report for the Tennessee Tax-Free Bond Fund, covering the six-month period ended January 31, 1998. If you have any questions or comments, please contact your investment representative.

Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Portfolio of Investments
January 31, 1998 (unaudited)




 Principal                                           Credit
   Amount                                            Rating*       Value

Long-Term Municipal Notes--98.0%
             Tennessee--98.0%
    $215,000 Chattanooga-Hamilton County, TN
             Hospital Authority, Refunding
             Revenue Bonds, 5.50% (Erlanger
             Medical Center)/(FSA INS)/(Original       AAA          $233,494
             Issue Yield: 5.60%), 10/1/2006
   1,000,000 Chattanooga-Hamilton County, TN
             Hospital Authority, Refunding
             Revenue Bonds, 5.50% (Erlanger
             Medical Center)/(FSA INS)/(Original       AAA         1,046,360
             Issue Yield: 5.85%), 10/1/2013
   1,000,000 Clarksville, TN, Electric System
             Refunding Revenue Bonds, 5.125%,          NR          1,015,650
             9/1/2011
     500,000 Clarksville, TN, Water Sewer & Gas
             Refunding Revenue Bonds, 6.125%
             (MBIA INS)/(Original Issue Yield:         AAA           541,470
             6.328%), 2/1/2012
     250,000 Germantown, TN, GO UT Refunding
             Bonds, 4.10%, 1/1/2000                    AAA           252,337
     600,000 Germantown, TN, GO UT, 4.20%,             AAA           608,214
             1/1/2001
     250,000 Jackson, TN Health Educational &
             Housing Facilities Board, Hospital
             Revenue Bonds, 5.90%
             (Jackson-Madison County General           AAA           260,290
             Hospital)/(MBIA INS)/(Original Issue
             Yield: 5.95%), 4/1/2000
     400,000 Jackson, TN, Water & Sewer Refunding
             Revenue Bonds, 5.125% (AMBAC
             INS)/(Original Issue Yield: 5.35%),       AAA           413,268
             1/1/2010
     440,000 Johnson City, TN Health & Education
             Facilities Board, Refunding Revenue
             Bonds, 6.75% (Johnson City Medical
             Center Hospital)/(MBIA                    AAA           484,044
             INS)/(Original Issue Yield: 6.912%),
             7/1/2006




Tennessee Tax-Free Bond Fund


 Principal                                           Credit
   Amount                                            Rating*       Value

Long-Term Municipal Notes--98.0%
     250,000 (a) Johnson City, TN Health &
             Education Facilities Board, Revenue
             Bonds, 6.75% (MBIA INS)/(United
             States Treasury PRF)/(Original Issue      AAA           276,167
             Yield: 6.912%), 7/1/2001 (@102)
    $500,000 Knox County, TN Health Education &
             Housing Facilities Board, Hospital
             Facilities Revenue Bonds (Series A),
             4.90% (Fort Sanders Alliance)/(MBIA       AAA          $519,900
             INS)/(Original Issue Yield: 5.099%),
             1/1/2005
     500,000 (a) Knox County, TN Health Education
             & Housing Facilities Board, Hospital
             Facilities Revenue Bonds (Series C),
             7.00% (Fort Sanders Alliance)/(MBIA       AAA           537,805
             INS)/(United States Treasury PRF),
             1/1/2000 (@102)
   1,000,000 Knox County, TN, GO UT, 4.75%,            AA          1,035,630
             2/1/2006
   1,030,000 Knoxville, TN Water System,
             Refunding Revenue Bonds (Series M),
             5.20% (Original Issue Yield: 5.45%),      AA          1,054,669
             3/1/2010
   1,000,000 Metropolitan Government Nashville &
             Davidson County, TN HEFA, Refunding
             Revenue Bonds, 5.20% (Vanderbilt          AA          1,008,530
             University), 7/1/2018
     750,000 Metropolitan Government Nashville &
             Davidson County, TN, Revenue Bonds
             (Series A), 6.00% (Original Issue         AA            797,010
             Yield: 6.282%), 5/15/2017
     230,000 Metropolitan Government Nashville &
             Davidson County, TN, Water & Sewer
             Refunding Revenue Bonds, 5.20% (FGIC
             INS)/(Original Issue Yield: 5.53%),       AAA           242,731
             1/1/2013
     165,000 Montgomery Co, TN Public Building
             Authority, Pooled Financing
             Government Obligation Revenue Bonds,
             7.50% (Tennessee County Loan
             Pool)/(Prudential Insurance Co. of        AA-           167,232
             America INS), 12/15/2000




Tennessee Tax-Free Bond Fund


 Principal                                           Credit
   Amount                                            Rating*       Value

Long-Term Municipal Notes--98.0%
     800,000 Mount Juliet, TN Public Building
             Authority, Revenue Bonds (Series O),      AAA           878,368
             7.00% (MBIA INS), 2/1/2006
   1,000,000 Putnam County, TN, GO UT Bonds,
             5.125% (MBIA INS)/(Original Issue         AAA         1,024,330
             Yield: 5.35%), 4/1/2011
     750,000 Shelby County, TN Health Education &
             Housing Facilities Board, Refunding
             Revenue Bonds (Series A), 7.40%
             (Methodist Health System,                 AAA           773,655
             Inc.)/(MBIA INS)/(Original Issue
             Yield: 7.50%), 6/1/2003
    $650,000 Shelby County, TN Health Education &
             Housing Facilities Board, Revenue
             Bonds, 6.00% (St. Joseph Hospital
             East, Inc.)/(Original Issue Yield:        AAA          $696,475
             6.37%), 3/1/2005
     500,000 Shelby County, TN, GO UT Bonds,
             5.10% (Original Issue Yield: 5.25%),      AA+           510,820
             3/1/2011
     185,000 Shelby County, TN, GO UT Refunding
             Bonds (Series B), 5.875% (Original                      195,406
             Issue Yield: 5.95%), 3/1/2007
      65,000 Shelby County, TN, GO UT Refunding
             Bonds (Series B), 5.875% (Original                       68,762
             Issue Yield: 5.95%), 3/1/2007
     400,000 Sullivan County, TN Health
             Educational & Housing Facilities
             Board, Revenue Bonds, 5.75% (Holston
             Valley Health Board)/(Original Issue      AAA           424,676
             Yield: 5.93%), 2/15/2013
   1,000,000 Tennessee Housing Development
             Agency, Refunding Revenue Bonds           A+          1,044,980
             (Series A), 5.70%, 7/1/2008
   1,000,000 Tennessee Housing Development
             Agency, Refunding Revenue Bonds           A+          1,038,300
             (Series A), 5.85%, 7/1/2013
     430,000 Tennessee Housing Development
             Agency, Revenue Bonds, 6.90%,             A+            455,099
             7/1/2005




Tennessee Tax-Free Bond Fund


 Principal                                           Credit
   Amount                                            Rating*       Value

Long-Term Municipal Notes--98.0%
     500,000 Tennessee State Local Development
             Authority, Refunding Revenue Bonds
             (Series A), 5.65%, 3/1/2007               AA-           535,960
     495,000 Tennessee State Local Development
             Authority, Revenue Bonds, 6.10%
             (Community Provider Pooled Loan           A-            545,856
             Program)/(Tennessee State GTD),
             10/1/2007
     500,000 Tennessee State School Board
             Authority, Higher Education
             Facilities Revenue Bonds (Series A),      AA            535,870
             6.25% (Original Issue Yield:
             6.309%), 5/1/2017
     195,000 Tennessee State School Board
             Authority, Refunding Revenue Bonds ,      AA            195,638
             5.75%, 5/1/2006
     700,000 Tennessee State, GO UT Bonds (Series
             A), 5.55%, 3/1/2010                       AA+           746,683
     450,000 (a) Tennessee State, GO UT Bonds
             (Series B), 6.60% (Original Issue         AA+           492,602
             Yield: 6.60%), 6/1/2001 (@101.5)
  $1,035,000 Williamson County,TN, GO UT
             Refunding Bonds, 6.00% (Original          NR         $1,170,927
             Issue Yield: 6.217%), 3/1/2008
                 Total Investments (identified                   $21,829,208
             cost $20,929,951)(b)


   (a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.
   (b) The cost of investments for federal tax purposes amounts to $20,929,951. The unrealized appreciation of investments on a federal tax basis amounts to $899,257 at January 31, 1998.


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($22,277,684) at January 31, 1998.

The following acronym(s) are used throughout this portfolio:

AMBAC      --American Municipal Bond Assurance Corporation
FGIC       --Financial Guaranty Insurance Company
FSA        --Financial Security Assurance
GO         --General Obligation
GTD        --Guaranty
HEFA       --Health and Education Facilities Authority
INS        --Insured
MBIA       --Municipal Bond Investors Assurance
PRF        --Prerefunded
UT         --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Statement of Assets and Liabilities
January 31, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and       $ 21,829,208
tax cost $20,929,951)
Cash                                                                135,961
Income receivable                                                   329,334
Other assets                                                          3,942
   Total assets                                                   22,298,445
Liabilities:
   Accrued expenses                                                  20,761
Net Assets for 2,029,762 shares outstanding                     $ 22,277,684
                                                                  ----------
Net Assets Consist of:
Paid in capital                                                 $ 21,379,607
Net unrealized appreciation of investments                          899,257
Accumulated net realized loss on investments                        (74,772 )
Undistributed net investment income                                  73,592
   Total Net Assets                                             $ 22,277,684
                                                                  ----------
Net Asset Value, Offering Price and Redemption Proceeds Per
Share:
Net Asset Value Per Share ($22,277,684 / 2,029,762 shares            $10.98
outstanding)
                                                                  ----------
Offering Price Per Share (100/98.00 of $10.98)*                      $11.20
                                                                  ----------

* See "What Shares Cost" in the Prospectus.
 (See Notes which are an integral part of the Financial Statements)

Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Statement of Operations
Six Months Ended January 31, 1998 (unaudited)

Investment Income:
Interest                                                        $   615,811
Expenses:
Investment advisory fee                             $    91,612
Administrative personnel and services fee                60,494
Custodian fees                                              163
Transfer and dividend disbursing agent fees and          15,498
expenses
Directors'/Trustees' fees                                 6,838
Auditing fees                                            11,796
Legal fees                                                  450
Portfolio accounting fees                                21,575
Share registration costs                                 12,570
Printing and postage                                        346
Insurance premiums                                        1,758
Miscellaneous                                             4,328
   Total expenses                                       227,428
   Waiver of investment advisory fee                    (91,612 )
     Net expenses                                                   135,816
        Net investment income                                       479,995
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                     62,287
Net change in unrealized appreciation of investments                 68,422
   Net realized and unrealized gain on investments                  130,709
     Change in net assets resulting from operations             $   610,704

(See Notes which are an integral part of the Financial
Statements)

Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Statement of Changes in Net Assets

                                               Six Months
                                                 Ended          Year Ended
                                              (unaudited)        July 31,
                                              January 31,          1997
                                                  1998
Increase (Decrease) in Net Assets:
Operations--
Net investment income                              479,995   $    1,181,895   $
Net realized gain on investments ($62,287
and $67,723, respectively, as computed for          62,287           67,723
federal tax purposes)
Net change in unrealized appreciation               68,422          884,764
   Change in net assets resulting from             610,704        2,134,382
operations
Distributions to Shareholders--
Distributions from net investment income          (481,255 )     (1,214,918 )
Share Transactions--
Proceeds from sale of shares                       383,300        1,420,926
Net asset value of shares issued to
shareholders in payment of distributions            41,155          110,472
declared
Cost of shares redeemed                         (4,125,470 )     (6,269,412 )
   Change in net assets resulting from          (3,701,015 )     (4,738,014 )
share transactions
     Change in net assets                       (3,571,566 )     (3,818,550 )
Net Assets:
Beginning of period                             25,849,250       29,667,800
End of period (including undistributed net
investment income of $73,592 and $74,852,   $    22,277,684   $   25,849,250
respectively)

(See Notes which are an integral part of the Financial Statements) Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Financial Highlights

(For a share outstanding throughout each period)

                 Six
                 Months
                 Ended
                 (unaudited)  Year Ended July 31,

                 January
                   31,
                   1998   1997    1996   1995    1994(a)
Net asset value,
beginning of       10.91  10.54   10.46  10.22   10.50
period

Income from
investment
operations
  Net investment    0.22   0.45    0.50   0.51    0.44
income
  Net realized
and
  unrealized        0.07   0.38    0.07   0.24   (0.31 )
gain (loss) on
  investments
Total from
investment          0.29   0.83    0.57   0.75    0.13
operations

Less
distributions
  Distributions
from net           (0.22 )(0.46 ) (0.49 )(0.51 ) (0.41 )
  investment
income
Net asset value,
end of period      10.98  10.91   10.54  10.46   10.22
                   ------ ------  ------ ------  ------
Total return (b)   2.66%  8.12%   5.57%  7.60%   1.19%

Ratios to
average net
assets
  Expenses         1.11% * 1.10%  0.86%   0.61%  0.56% *
  Net investment   3.93% * 4.23%  4.62%   4.93%  4.69% *
income
  Expense waiver/
  reimbursement    0.75% * 0.75%  0.80%   0.95%  0.87% *
(c)

Supplemental data
  Net assets,
end of period      22,278 25,849  29,668 35,888  42,400
  (000 omitted)
  Portfolio           1%    11%      0%     3%     30%
turnover
* Computed on an annualized basis.
(a)Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements) Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)

Notes to Financial Statements
January 31, 1998 (unaudited)


1. Organization
The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The financial statements included herein are only those of Tennessee Tax-Free Bond Fund (the "Fund"), a non-diversified portfolio. At January 31, 1998, the Trust did not offer any other portfolios. The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   Federal Taxes - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At July 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $137,059, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

      Expiration     Expiration
          Year          Amount
          2003         $85,565
          2004         $51,494
   When-Issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   Deferred Expenses - The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other - Investment transactions are accounted for on the trade date.


3. Shares of Beneficial Interest
The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                          Six-Months   Year Ended
                             Ended
                         January 31,    July 31,
                             1998         1997
Shares sold                     35,212     132,996
Shares issued to
shareholders in
                                 3,794      10,391
payment of
distributions declared
Shares redeemed              (379,065)   (587,888)
                             ---------   ---------
                                         Net change resulting from

                             (340,059)   (444,501)
share transactions

4. Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee - Union Planters Bank, N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   As of January 31, 1998, Union Planters Bank, N.A., was the owner of record of approximately 2,008,938 shares which is 99.0% of the Fund.

   Administrative Fee - Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $120,000 per portfolio and $25,000 per each additional class of shares.

   Transfer and Dividend Disbursing Agent Fees and Expenses - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Organizational Expenses - Organizational expenses of $35,622 were borne initially by FServ.

   The Fund has reimbursed FServ for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended January 31, 1998, the Fund expensed $11,874 pursuant to this agreement.

   General - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


5. Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

       Purchases                                                $ 258,728
                                                                ---------
       ------------------------------------------------
       Sales                                                  $ 3,506,305
                                                              -----------
       ------------------------------------------------

6. Concentration of Credit Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 1998, 36.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24.3% of total investments.

   G00906-01 (3/98)